5. Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Revenue generated from Vitashower Corp., a company owned by the CEO, amounted to $6,571 and $5,759 for the years ended December 31, 2017 and 2016.

Compensation for services provided by the President and Chief Executive Officer for the years ended December 31, 2017 and 2016 amounted to $120,000 and $121,385, respectively.